Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	47 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000236584
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%			3.35%
Without Sales Load [Member] | C000220758
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%	18.20%
Without Sales Load [Member] | C000220752
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%		30.35%
Without Sales Load [Member] | C000220751
Average Annual Return [Line Items]
Average Annual Return, Percent	41.83%				4.76%
Without Sales Load [Member] | C000220756
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%					4.11%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%			9.48%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	26.02%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		17.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%				12.67%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%					13.73%
MSCI USA Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%			4.88%
MSCI USA Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%			9.60%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.56%		17.05%
NASDAQ Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.57%				9.41%
MSCI USA SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%					13.05%